Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Finite lived intangible assets	$ 106,014	$ 145,961	$ 167,985
Impairment loss		200,000
Wrote off of cost related amortization	$ 1,344	$ 70,477	$ 34,400